Annual Operating Expenses {- Franklin High Yield Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin High Yield Tax-Free Income Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	0.79%
Class A1
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual Fund operating expenses	0.64%
Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.09%
Total annual Fund operating expenses	1.19%
Class R6
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total annual Fund operating expenses	0.50%
Advisor Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.54%